PROMISSORY NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
PROMISSORY NOTES
Schedule of Promissory Notes Payable
September 30, 2024	December 31, 2023
46,000	$46,000
5,000	5,000
5,000	5,000
28,500	28,500
9,667	9,667
12,439	12,439
4,495	4,495
3,000	3,000
8,670	8,670
3,000	3,000
5,565	-
6,500	-
20,000	-
3,045	-
2,230	-
2,500	-
4,500	-
13,005	-
183,116	$125,771

December 31, 2023	December 31, 2022
$46,000	$46,000
5,000	5,000
5,000	5,000
28,500	28,500
9,667	9,667
12,439	-
4,495	-
3,000	-
8,670	-
3,000	-
$125,771	$94,167